Share Capital - Schedule of Option Activity (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance, Number of Options	8,071,056	9,465,372
Granted, Number of Options	256,477
Exercised, Number of Options	(4,333)	(625,201)
Forfeited, Number of Options	(86,999)	(769,115)
Expired, Number of Options	(2,250,747)
Ending balance, Number of Options	5,985,454	8,071,056
Exercise Price Range, lower range	CAD 2.84	CAD 1.42	CAD 1.42
Exercise Price Range, upper range	5.66	7.09	CAD 7.09
Beginning balance, Weighted Average, Price per Share	4.86	4.63
Granted, Weighted Average, Price per Share	2.86
Exercised, Weighted Average, Price per Share	3.28	2.53
Forfeited, Weighted Average, Price per Share	3.84	3.97
Expired, Weighted Average, Price per Share	4.85
Ending balance, Weighted Average, Price per Share	CAD 4.78	CAD 4.86
Number of Exercisable Options	5,617,312	7,062,972	6,760,992
Weighted Average Price of Exercisable Options	CAD 4.89	CAD 4.97	CAD 4.83
Granted [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	2.84
Exercise Price Range, upper range	3.32
Exercised [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	3.12	2.53
Exercise Price Range, upper range	3.33	2.53
Forfeited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	3.49	2.53
Exercise Price Range, upper range	4.37	CAD 5.52
Expired [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range, lower range	3.40
Exercise Price Range, upper range	CAD 7.09